Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2019
Trade and other payables [abstract]
Trade And Other Payables [Table Text Block]
Trade and other payables consist of the following:

	As at March 31,
	2019		2018
Trade payables	Rs.	10,296	Rs.	9,208
Due to creditors for expenses		3,375		4,121
Due to capital creditors		882		2,723
	Rs.	14,553	Rs.	16,052